Other Assets (Details) - 12 months ended Jun. 30, 2026 - Tether (USDT) [Member]	AUD ($)	USD ($)	USD ($)
Other Assets [Line Items]
Carrying value	$ 3,212,394		$ 2,206,594
Software [Member]
Other Assets [Line Items]
Carrying value	3,212,394		$ 2,206,594
Utilized costs for acquisition	2,340,000	$ 1,600,000
Rentbuddyuk [Member]
Other Assets [Line Items]
Utilized costs for acquisition	6,680,000	4,590,000
Private Placement [Member]
Other Assets [Line Items]
Private placement proceeds	$ 12,240,000	$ 8,400,000